Stock Based Compensation Plans: (Tables)	12 Months Ended
Dec. 31, 2014
Stock Based Compensation Plans: (Tables) [Abstract]
Share option transactions

Share option transactions for the years ended December 31, 2014, 2013 and 2012 are as follows:

	2014		2013		2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,443,000	$ 2.21	6,753,188	$ 1.77	5,185,188	$ 1.42
Options exercised	(55,000)	1.82	(1,560,188)	0.43	(52,500)	1.56
Options granted	310,000	4.02	250,000	3.00	1,620,500	2.89
Options outstanding - end of period	5,698,000	$ 2.31	5,443,000	$ 2.21	6,753,188	$ 1.77

Options exercisable - end of period	5,491,331	$ 2.25	4,493,000	$ 2.27	4,568,988	$ 1.59

Options outstanding and exercisable

The following table relates to stock options at December 31, 2014:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.82 - $1.82	2,567,500	$1.82	$3,517,475	1.01	2,567,500	$1.82	$3,517,475	1.01
$1.92 - $1.92	950,000	$1.92	1,206,500	6.44	950,000	$1.92	1,206,500	6.44
$2.89 - $2.89	1,620,500	$2.89	486,150	2.08	1,620,500	$2.89	486,150	2.08
$3.00 - $3.00	250,000	$3.00	47,500	3.44	250,000	$3.00	47,500	3.44
$4.02 - $4.02	310,000	$4.02	-	9.56	103,331	$4.02	-	9.56
$1.82 - $4.02	5,698,000	$2.31	$5,257,625	2.79	5,491,331	$2.25	$5,257,625	2.54

Weighted average assumptions

The weighted average fair value of the options granted in 2014, 2013 and 2012 was calculated at $0.87, $0.98 and $1.22, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2014	2013	2012
Risk free interest rate	0.53%	0.34%	0.29%
Expected term	2.0 years	2.0 years	2.9 years
Expected volatility	38%	59%	65%
Dividend yield	nil	nil	nil